VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2021
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

Since 2016, the Company, through its subsidiaries, entered into silent partnership agreements and/or various types of bankruptcy remote arrangements for the sole purpose of holding Japan project companies. Under the silent partnership agreements and/or the bankruptcy remote arrangements, the project companies are considered VIEs in which the Company has no majority equity interests, but is entitled to substantially all of the economic interests of the projects. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of the projects under the asset management agreement signed simultaneously between the project companies and a wholly-owned subsidiary, Canadian Solar Projects K.K. As such, the Company concluded it was the primary beneficiary of the project companies and thus these project companies were accounted for as consolidated VIEs since their establishment. The Company does not retain any ownership interest nor control of the bankruptcy remote entities, which individually and, in the aggregate, are insignificant.

As of December 31, 2020 and 2021, the carrying amounts and classifications of the consolidated VIEs’ major assets and liabilities with immaterial items combined, excluding intercompany balances which are eliminated upon consolidation, included in the Company’s consolidated balance sheets are as follows:

	At December 31,	At December 31,
	2020	2021
	$	$
Cash	42,064	48,200
Project assets	337,836	289,315
Other assets	79,580	53,091
Total assets	459,480	390,606

Short-term borrowings	180,773	113,857
Long-term borrowings	52,408	106,880
Other liabilities	60,845	36,872
Total liabilities	294,026	257,609

Net income and overall cash flow activities during the years ended December 31, 2020 and 2021 were immaterial to the Company’s consolidated financial statements.